Share based payments	12 Months Ended
Dec. 31, 2020
Share based payments
Share based payments

29. Share based payments

Subscription right plans

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved for the benefit of our employees, and for members of the supervisory board and independent consultants of Galapagos NV.

The subscription rights granted under subscription right plans created from 2011 onwards vest at the end of the third calendar year following the year of the grant, with no intermediate vesting.

The subscription rights offered to members of the supervisory board vest over a period of 36 months at a rate of 1/36th per month. As of 2020, we no longer grant subscription rights to supervisory board members.

Subscription rights cannot be exercised before the end of the third calendar year following the year of the grant. In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately and will be immediately exercisable.

The table below sets forth a summary of subscription rights outstanding and exercisable on December 31, 2020, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
Subscription	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
right plan	date	date	price (€)	2020	year	year	year	year	2020	2020
2006 BNL	12/21/2007	12/20/2020	7.12	1,050		(1,050)			—	—
2007 RMV	10/25/2007	10/24/2020	8.65	14,980		(14,980)			—	—
2008	06/26/2008	06/25/2021	5.6	1,365					1,365	1,365
2012	09/03/2012	09/02/2020	14.19	80,040		(80,040)			—	—
2013	05/16/2013	05/15/2021	19.38	120,434		(64,770)			55,664	55,664
2014	07/25/2014	07/24/2022	14.54	252,340		(83,000)			169,340	169,340
2015	04/30/2015	04/29/2023	28.75	282,473		(63,000)			219,473	219,473
2015 (B)	12/22/2015	12/21/2023	49.00	329,500		(68,000)			261,500	261,500
2015 RMV	12/22/2015	12/21/2023	49.00	57,500		(17,500)			40,000	40,000
2016	06/01/2016	05/31/2024	46.10	504,250		(161,625)			342,625	342,625
2016 RMV	06/01/2016	05/31/2024	46.10	120,000		(51,000)			69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	150,000		(140,000)			10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500					595,500
2017 RMV	05/17/2017	05/16/2025	80.57	127,500					127,500
2018	04/19/2018	04/18/2026	79.88	1,085,245			(2,000)		1,083,245
2018 RMV	04/19/2018	04/18/2026	79.88	137,500					137,500
2019	04/10/2019	04/09/2027	95.11	1,486,690			(8,850)		1,477,840
2019 RMV	04/10/2019	04/09/2027	95.11	194,750			(1,750)		193,000
2020	04/17/2020	04/16/2028	168.42	—	1,925,185		(19,151)		1,906,034
2020RMV	04/17/2020	04/16/2028	168.42	—	248,150		(8,625)		239,525
Total				5,541,117	2,173,335	(744,965)	(40,376)	—	6,929,111	1,168,967

		Weighted
		average
	Subscription rights	exercise
		price (Euro)
Outstanding on January 1, 2018	3,970,807	€39.3
Exercisable on December 31, 2017	763,344	13.7

Granted during the period	1,235,245	79.9
Forfeited during the year	(12,000)	43.2
Exercised during the period	(567,270)	13.5
Expired during the year	—	—
Outstanding on December 31, 2018	4,626,782	€53.3
Exercisable on December 31, 2018	882,734	14.0

Granted during the period	1,699,690	95.1
Forfeited during the year	(30,750)	88.9
Exercised during the period	(754,605)	22.8
Expired during the year	—	—
Outstanding on December 31, 2019	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

The table below sets forth the inputs into the valuation of the subscription rights.

	2020	2020 RMV	2019	2019 RMV	2018	2018 RMV
	April 17	April 17	April 19	April 19	April 18	April 18
Exercise Price (€)	€168.42	€168.42	€95.11	€95.11	€79.88	€79.88
Weighted average share price at acceptance date (€)	€178.95	€178.95	€107.05	€107.45	€84.88	€84.88
Weighted average fair value on the acceptance date (€)	€86.45	€85.79	€40.04	€40.05	€38.39	€38.39
Weighted average estimated volatility (%)	51.30	51.32	35.86	35.63	39.44	39.44
Weighted average expected life of the subscription rights (years)	6.00	6.00	6.02	6.00	8.00	8.00
Weighted average risk free rate (%)	(0.44)	(0.44)	(0.27)	(0.28)	0.51	0.51
Expected dividends	None	None	None	None	None	None

Subscription right Plans

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of 26 March 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the expected life of the subscription rights.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Our share based compensation expense in 2020 amounted to €79,959 thousand (2019: €38,297 thousand; 2018: €26,757 thousand).

The following table provides an overview of the outstanding subscription rights per category of subscription right holders on December 31, 2020, 2019 and 2018.

Category

	December 31,
	2020	2019	2018
	(in number of subscription rights)
Supervisory board members	157,560	222,600	216,780
Management board members	2,101,874	2,171,874	2,139,374
Other	4,669,677	3,146,643	2,270,628
Total subscription rights outstanding	6,929,111	5,541,117	4,626,782

The outstanding subscription rights at the end of the accounting period have a weighted average exercise price of €103.95 (2019: €70.09; 2018: €53.30) and a weighted average remaining life of 2,050 days (2019: 2,023 days; 2018: 1,975 days).

Restricted stock units RSUs

Each RSU represents the right to receive one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following types of restricted stock unit (RSU) programs:

•

Plan 2020.I, under which the grants are intended to be made every year, subject to a decision of the supervisory board. This plan is intended to provide a long-term incentive to certain of our employees and management board members and replaces the deferred portion of the bonus under the former Senior Management Bonus Scheme;

•

Plan 2019.II and Plan 2020.II These plans are aimed at retaining a specific set of our employees and management board members whose retention is deemed so important for the future performance of Galapagos that an additional incentive is desired. The beneficiaries are nominated by the nomination and remuneration committee and the supervisory board approves the list of beneficiaries. The four-year vesting period is designed to be aligned with long-term shareholder interests;

•

Plan 2019.I This plan was granted at the discretion of the supervisory board, as announced in our remuneration policy included in the annual report relating to financial year 2018 under the header "Information on the remuneration policy for the next two years."

•	Plan 2019.III This exceptional RSU grant took place in 2019 under an RSU Transaction Bonus Plan for the successful closing of the Gilead transaction.

The main characteristics of all these plans are as follows:

•	the RSUs are offered for no consideration
•

four-year vesting period, with 25% vesting each year, except for the RSUs granted under the Plan 2019.I and, solely for beneficiaries who are management board members, the Plan 2020.I, that will all vest at the same time three years after the offer date and the RSUs granted under Plan 2019.III, of which 50% vests after two years and 50% vests after three years ;

•

payout will be in cash or shares, at Galapagos’ discretion, it being understood that in respect of members of the management board, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares as an incentive;

•	in case of termination of service before the vesting date, forfeiture rules apply.

The table below sets forth a summary of RSUs outstanding at December 31, 2020, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2020	year	year	year	2020
Plan 2019.I	10/16/2019	33,000				33,000
Plan 2019.II	10/16/2019	109,075			(27,268)	81,807
Plan 2019.III	10/16/2019	71,072				71,072
Plan 2020.I	6/5/2020		55,928	(1,052)		54,876
Plan 2020.II	7/5/2020		72,841			72,841
Total		213,147	128,769	(1,052)	(27,268)	313,596

	2020	2019
	(in number of RSUs)
Outstanding on January 1,	213,147	—

Granted during the period	128,769	213,147
Forfeited during the year	(1,052)
Paid in cash during the period	(27,268)
Outstanding on December 31,	313,596	213,147

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period.

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2020 and December 31, 2019.

	December 31,
Category	2020	2019
	(in number of RSUs)
Management board members	229,276	188,571
Other	84,320	24,576
Total outstanding RSUs	313,596	213,147